EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of the numerator for the calculation of basic and diluted EPS:
Net (loss) income attributable to Golar LNG Ltd stockholders - basic and diluted	$ (197,659)	$ (43,121)	$ 135,713
Components of the denominator for the calculation of basic and diluted EPS:
Weighted average number of common shares outstanding	93,357	87,013	80,530
Effect of dilutive share options (in shares)	0	0	381
Effect of dilutive convertible bonds (in share)	0	0	4,545
Common stock and common stock equivalents (in shares)	93,357	87,013	85,456
Earnings per share, basic and diluted:
Basic (USD per share)	$ (2.12)	$ (0.50)	$ 1.69
Diluted (USD per share)	$ (2.12)	$ (0.50)	$ 1.59